Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,540	$ 8,114
Less: accumulated depreciation	(6,750)	(5,373)
Property and equipment, net	2,790	2,741
Electronic and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,538	4,045
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	407	407
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	657	657
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	668	308
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,270	$ 2,697